Financial risk management: Additional information (Details) $ in Thousands		12 Months Ended
	Jul. 01, 2025 MXN ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Apr. 15, 2026	Dec. 05, 2025	Dec. 03, 2025	Jun. 11, 2024	Oct. 15, 2021
Revenue From Regulated Services
Points to add interest rate						0.005%
Number of times cash held to pay short-term debt and loans		17.80%
Closing foreign exchange rate		18	20.79
Percentage of increase decrease in foreign exchange rate		10.00%	5.00%
Foreign exchange gain (loss)		$ 365,400	$ 644,700
Guaranteed not amount		2,562,309	2,804,341
Investment in financial instruments			1,537,688
Changes in foreign exchange rates
Revenue From Regulated Services
Closing foreign exchange rate				17.26
Passenger fees
Revenue From Regulated Services
Guaranteed not amount		1,563,833	1,368,380
Passenger fees | Customer concentrations risk
Revenue From Regulated Services
Guaranteed not amount		$ 21,624	$ 26,514
Viva Air
Revenue From Regulated Services
Uncollectible trade receivables	$ 13,600
Ultra Air
Revenue From Regulated Services
Uncollectible trade receivables	$ 7,800
BBVA Bancomer, S.A. New
Revenue From Regulated Services
Points to add interest rate		1.50%
BBVA Bancomer, S. A.
Revenue From Regulated Services
Points to add interest rate							0.0135%	1.40%
BBVA Bancomer, S. A. | 2029
Revenue From Regulated Services
Points to add interest rate		1.35%
BBVA Bancomer, S. A. | Between 1 and 2 years
Revenue From Regulated Services
Points to add interest rate		1.25%
Senior Credit Agreement with JPMorgan Chase Bank
Revenue From Regulated Services
Points to add interest rate					0.0075%
Senior Credit Agreement with JPMorgan Chase Bank | Between 1 and 2 years
Revenue From Regulated Services
Points to add interest rate		0.75%
Cancun Airport Services, S. A. de C. V.
Revenue From Regulated Services
Currency weakended		56.50%	61.30%
Grupo Mexicana
Revenue From Regulated Services
Receivables due from related parties		$ 128,000